Revenue and Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Revenue and Segment Information [Abstract]
Schedule of Disaggregation of Revenue from Contracts with Customers Recognized at a Point in Time

The Group’s revenue was generated from production and trading of primarily-processed teas and refined teas in the PRC. Disaggregation of revenue from contracts with customers recognized at a point in time is as follows:

	Year ended December 31,
	2023	2024	2025
	USD’000	USD’000	USD’000
Sales of primarily-processed white teas
Premium-grade	3,578	1,783	1,824
First-grade	5,806	3,260	3,409
Second-grade	5,088	3,029	2,397
Third-grade	5,413	3,159	2,284
Sales of primarily-processed black teas
Premium-grade	691	449	434
First-grade	1,176	776	754
Second-grade	900	690	581
Third-grade	1,031	669	530
Sales of refined teas	439	1,199	6
	24,122	15,014	12,219

Schedule of Information by Operating Segment

Information by operating segment is as follows:

	Year ended December 31,
	2023	2024	2025
	USD’000	USD’000	USD’000
Revenues:
Sales of primarily-processed teas	23,683	13,815	12,213
Sales of refined teas	439	1,199	6
	24,122	15,014	12,219
Cost of sales:
Sales of primarily-processed teas	11,269	10,427	10,900
Sales of refined teas	69	657	5
	11,338	11,084	10,905
Segment results:
Sales of primarily-processed teas	12,414	3,388	1,313
Sales of refined teas	370	542	1
	12,784	3,930	1,314